Fair Value Measurement - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value on Recurring Basis - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	¥ 256,763	¥ 778,006
Restricted cash	386,267	40,971
Promissory notes	174,045	361,888
Derivative liabilities	172,235	63,942
Total	989,310	1,244,807
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	256,763	778,006
Restricted cash	386,267	40,971
Promissory notes	0	0
Derivative liabilities	0	0
Total	643,030	818,977
Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Promissory notes	174,045	361,888
Derivative liabilities	0	0
Total	174,045	361,888
Significant Unobservable Inputs (Level 3)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Promissory notes	0	0
Derivative liabilities	172,235	63,942
Total	¥ 172,235	¥ 63,942